Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.3	$ 0.8	$ 2.5	$ 1.6	$ 4.0	$ 5.3	$ 6.9